Post employment benefits - Fair value of assets and present value of liabilities of schemes (Details) - Pension Plans - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Post employment benefits
Balance at beginning of the period	€ 71	€ 274
Service cost	(42)	(44)
Interest income/(cost)	8	7
Return on plan assets excluding interest income	(102)	(2,475)
Actuarial gains/(losses) arising from changes in demographic assumptions	72	186
Actuarial gains (losses) arising from changes in financial assumptions	30	2,293
Actuarial gain (losses) arising from experience adjustments	(77)	(217)
Employer cash contributions	41	42
Exchange rate movements	31	13
Liabilities held for sale	51
Other movements	(7)	(8)
Balance at end of the period	76	71
Assets.
Post employment benefits
Balance at beginning of the period	5,047	7,715
Interest income/(cost)	223	185
Return on plan assets excluding interest income	(102)	(2,475)
Employer cash contributions	41	42
Member cash contributions	15	15
Benefits paid	(173)	(216)
Exchange rate movements	104	(211)
Other movements	(7)	(8)
Balance at end of the period	5,148	5,047
Liabilities.
Post employment benefits
Balance at beginning of the period	(4,976)	(7,441)
Service cost	(42)	(44)
Interest income/(cost)	(215)	(178)
Actuarial gains/(losses) arising from changes in demographic assumptions	72	186
Actuarial gains (losses) arising from changes in financial assumptions	30	2,293
Actuarial gain (losses) arising from experience adjustments	(77)	(217)
Member cash contributions	(15)	(15)
Benefits paid	173	216
Exchange rate movements	(73)	224
Liabilities held for sale	51
Balance at end of the period	€ (5,072)	€ (4,976)